STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Australia - 3.5%
Dexus	1,064,500		8,931,156
Goodman Group	389,220		3,817,186
Mirvac Group	1,616,536		3,617,571
Scentre Group	2,677,940	[a]	6,831,387
Stockland	291,418		945,407
			24,142,707
Belgium - 1.5%
Aedifica	39,370	[a]	5,312,236
Warehouses De Pauw CVA	179,464		5,120,335
			10,432,571
Canada - 2.9%
Allied Properties Real Estate Investment Trust	21,230		885,840
Boardwalk Real Estate Investment Trust	74,040		2,641,808
Canadian Apartment Properties REIT	82,460		3,526,701
Chartwell Retirement Residences	270,521		2,878,144
Granite Real Estate Investment Trust	91,390		4,938,264
RioCan Real Estate Investment Trust	115,850		2,377,577
Summit Industrial Income REIT	296,450		2,891,922
			20,140,256
France - .4%
Klepierre	79,960	[a]	2,723,207
Germany - 6.0%
Deutsche Wohnen	144,770	[a]	6,136,295
LEG Immobilien	99,470	[a]	12,287,469
TLG Immobilien	107,504	[a]	3,600,665
Vonovia	345,740		19,753,282
			41,777,711
Hong Kong - 5.6%
CK Asset Holdings	1,492,000	[a]	9,530,871
Hongkong Land Holdings	752,300	[a]	3,972,131
Hysan Development	932,000	[a]	3,477,737
Link REIT	780,500		7,869,410
Sun Hung Kai Properties	756,000		10,479,140
Swire Properties	1,070,000	[a]	3,307,228
			38,636,517
Ireland - .9%
Hibernia REIT	2,084,203		3,169,297

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Ireland - .9% (continued)
Irish Residential Properties REIT	1,787,176	[a]	3,285,407
			6,454,704
Japan - 12.0%
Comforia Residential REIT	1,334		4,403,845
Daiwa Office Investment	615		4,945,273
Japan Excellent	3,077		5,579,815
Japan Hotel REIT Investment	3,053		2,054,474
Japan Real Estate Investment	1,212		8,826,823
Japan Retail Fund Investment	2,235		4,780,465
LaSalle Logiport REIT	405		653,938
Mitsubishi Estate	580,600		11,372,768
Mitsui Fudosan	625,500		16,529,671
Mitsui Fudosan Logistics Park	438		2,122,138
Nippon Prologis REIT	1,410		4,041,450
Nomura Real Estate Master Fund	850		1,495,147
Orix JREIT	2,681		5,657,835
SOSiLA Logistics REIT	1,844		2,088,125
Sumitomo Realty & Development	103,600		3,819,090
Tokyu REIT	2,401		4,697,421
			83,068,278
Luxembourg - .7%
Aroundtown	486,810	[a]	4,610,890
Norway - .6%
Entra	232,000	[a,b]	3,944,852
Singapore - 2.6%
Ascendas Real Estate Investment Trust	2,935,700		6,742,680
Ascott Residence Trust	37,940		34,945
CapitaLand	2,337,000	[a]	6,153,004
Frasers Centrepoint Trust	761,500		1,603,424
Suntec Real Estate Investment Trust	2,808,810		3,759,955
			18,294,008
Spain - 1.0%
Inmobiliaria Colonial Socimi	499,140	[a]	6,689,102
Sweden - 2.2%
Fabege	343,360	[a]	5,883,510
Fastighets AB Balder, CI. B	81,910	[a]	3,885,542
Kungsleden	531,920		5,671,845
			15,440,897
United Kingdom - 5.3%
Derwent London	99,980	[a]	5,402,468
Empiric Student Property	2,925,000		3,823,475
Grainger	1,324,480		5,180,228
Land Securities Group	560,979		6,913,769
Safestore Holdings	314,176		3,339,054

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
United Kingdom - 5.3% (continued)
Segro	976,550	[a]	11,772,947
			36,431,941
United States - 54.2%
American Homes 4 Rent, Cl. A	320,180	[c]	8,750,519
Americold Realty Trust	199,500	[c]	6,876,765
Apartment Investment & Management, Cl. A	47,600	[c]	2,508,996
AvalonBay Communities	32,380	[c]	7,016,422
Boston Properties	76,760	[c]	11,003,546
Brixmor Property Group	204,600	[c]	4,083,816
Columbia Property Trust	414,070	[c]	8,736,877
CyrusOne	85,251	[c]	5,187,523
D.R. Horton	85,920		5,086,464
Digital Realty Trust	64,320	[c,d]	7,910,717
Diversified Healthcare Trust	484,180	[c,d]	3,737,870
Empire State Realty Trust, Cl. A	486,850	[c]	6,601,686
Equinix	20,820	[c]	12,278,179
Equity Residential	281,300	[c]	23,370,404
Extra Space Storage	108,300	[c]	11,986,644
Five Star Senior Living	8,195	[a]	37,123
Healthpeak Properties	517,480	[c]	18,624,105
Host Hotels & Resorts	800,740	[c]	13,084,092
Hudson Pacific Properties	55,629	[c]	2,021,558
Invitation Homes	337,740	[c]	10,628,678
Iron Mountain	228,490	[c,d]	7,222,569
JBG SMITH Properties	316,840	[c]	12,847,862
Kilroy Realty	105,360	[c]	8,699,575
Life Storage	25,290	[c]	2,862,322
Medical Properties Trust	153,200	[c]	3,393,380
Mid-America Apartment Communities	31,200	[c]	4,280,952
Park Hotels & Resorts	177,709	[c]	3,898,935
Prologis	431,210	[c]	40,050,785
Public Storage	33,390	[c]	7,471,346
Realty Income	321,170	[c]	25,182,940
Regency Centers	76,310	[c]	4,734,272
Retail Properties of America, Cl. A	648,057	[c]	7,873,893
Sabra Health Care REIT	290,670	[c]	6,249,405
Simon Property Group	74,010	[c]	9,854,432
Sun Communities	79,830	[c]	12,946,031
Taubman Centers	119,941	[c,d]	3,168,841
UDR	283,770	[c]	13,595,421
Ventas	286,970	[c]	16,604,084
VEREIT	792,460	[c]	7,734,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
United States - 54.2% (continued)
VICI Properties		253,450	[c]	6,792,460
				374,995,899
Total Common Stocks (cost $582,814,195)				687,783,540
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,564,634)	1.56	5,564,634	[e]	5,564,634

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $183,444)	1.56	183,444	[e]	183,444
Total Investments (cost $588,562,272)		100.2%		693,531,618
Liabilities, Less Cash and Receivables		(.2%)		(1,295,065)
Net Assets		100.0%		692,236,553

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $3,944,852 or .57% of net assets.

c Investment in real estate investment trust within the United States.

d Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $20,641,370 and the value of the collateral was $21,666,848, consisting of cash collateral of $183,444 and U.S. Government & Agency securities valued at $21,483,404.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	395,136,155	292,647,385	††	-	687,783,540
Investment Companies	5,748,078	-		-	5,748,078
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	261		-	261
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(65)		-	(65)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
State Street Bank and Trust Company
Japanese Yen	3,444,000	United States Dollar	31,642	2/4/2020	150
Japanese Yen	2,905,000	United States Dollar	26,719	2/3/2020	96
Singapore Dollar	74,050	United States Dollar	54,329	2/3/2020	(65)
Singapore Dollar	35,300	United States Dollar	25,853	2/4/2020	15
Gross Unrealized Appreciation					261
Gross Unrealized Depreciation					(65)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap

NOTES

transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2020, accumulated net unrealized appreciation on investments was $104,969,346, consisting of $114,273,993 gross unrealized appreciation and $9,304,647 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.